UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2009
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		August 11, 2009

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      22
						     ----------
Form 13F Information Table Value Total	              $106,469
						     ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
AEROVIRONMENT INC	       COM	      008073108     3203   103,800  SH	       SOLE    NONE  103,800	   0	0
BANK OF NEW YORK MELLON CORP   COM	      064058100     2931   100,000  SH	       SOLE    NONE  100,000	   0	0
CACI INTL INC	               CL A	      127190304     3400    79,600  SH	       SOLE    NONE   79,600	   0	0
COVIDIEN PLC	               SHS	      G2554F105     5113   136,570  SH	       SOLE    NONE  136,570	   0	0
EBAY INC	               COM	      278642103     2998   175,000  SH	       SOLE    NONE  175,000	   0	0
FIDELITY NATIONAL FINANCIAL    CL A	      31620R105     8817   651,698  SH	       SOLE    NONE  651,698	   0	0
FIDELITY NATIONAL FINANCIAL    CL A	      31620R105     1353   100,000     CALL    SOLE    NONE  100,000	   0    0
HEWLETT PACKARD CO	       COM	      428236103     5214   134,900  SH	       SOLE    NONE  134,900	   0	0
INTERNATIONAL BUSINESS MACHS   COM	      459200101     5576    53,400  SH	       SOLE    NONE   53,400	   0	0
INTUITIVE SURGICAL INC	       COM NEW	      46120E602     6554    40,044  SH	       SOLE    NONE   40,044	   0	0
LENDER PROCESSING SVCS INC     COM	      52602E102     6913   248,933  SH	       SOLE    NONE  248,933	   0	0
MANTECH INTL CORP	       CL A	      564563104     4103    95,319  SH	       SOLE    NONE   95,319	   0	0
PLATINUM UNDERWRITER HLDGS L   COM	      G7127P100     8698   304,231  SH	       SOLE    NONE  304,231	   0	0
SCOTTS MIRACLE GRO CO	       CL A	      810186106     5370   153,200  SH	       SOLE    NONE  153,200	   0	0
Skillsoft PLC	               SPONSORED ADR  830928107     7958 1,020,319  SH	       SOLE    NONE1,020,319	   0	0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A       848574109     3787   275,587  SH	       SOLE    NONE  275,587	   0	0
SRA INTL INC	               CL A	      78464R105     2855   162,605  SH	       SOLE    NONE  162,605	   0	0
SYMANTEC CORP	               COM	      871503108     3895   250,000  SH	       SOLE    NONE  250,000	   0	0
TEMPUR PEDIC INTL INC	       COM	      88023U101     5978   457,400  SH	       SOLE    NONE  457,400	   0	0
TYCO INTERNATIONAL LTD	       SHS	      H89128104     3507   135,000  SH	       SOLE    NONE  135,000	   0	0
ULTRA CLEAN HLDGS INC	       COM	      90385V107     4968 2,078,800  SH	       SOLE    NONE2,078,800	   0	0
VARIAN MED SYS INC	       COM	      92220P105     3278    93,283  SH	       SOLE    NONE   93,283	   0	0
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